RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS WITH CRC AND OTHER RAILWAY COMPANIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Railroad and Related Business [member]
Provision of services and sales of goods
Revenue from rendering of services	¥ 3,955,547	¥ 3,594,947	¥ 3,405,667
Services received and purchases made
Cost from services received and purchase made	2,829,347	2,826,731	2,673,204
Railroad and Related Business [member] | China Railway Corporation Group [member]
Provision of services and sales of goods
Provision of train transportation services to CRC Group (i)	63,364	81,396	29,794
Revenue from railway operation service provided to related parties (iii)	2,012,880	1,800,692	1,628,143
Revenue from rendering of services	4,604,141	3,759,807	3,435,577
Services received and purchases made
Provision of train transportation services by CRC Group (i)	283,490	306,208	292,754
Cost from services received and purchase made	2,444,636	1,701,799	1,668,801
Railroad and Related Business [member] | CRC [member] | China Railway Corporation Group [member]
Provision of services and sales of goods
Revenue collected by CRC for services provided by CRC Group (ii)	2,527,897	1,877,719	1,777,640
Services received and purchases made
Cost settled by CRC for services provided by CRC Group (ii)	2,161,146	1,395,591	1,376,047
Other businesses [member]
Services received and purchases made
Cost from services received and purchase made	1,187,171	1,026,146	1,134,967
Other businesses [member] | China Railway Corporation Group [member]
Provision of services and sales of goods
Provisions of repairing services for cargo trucks to CRC Group (ii)	337,432	333,917	323,993
Sales of materials and supplies to CRC Group (iv)	9,099	7,185	7,073
Provision of apartment leasing services to CRC Group (iv)	617	722	641
Revenue from rendering of services	347,148	341,824	331,707
Services received and purchases made
Provision of repair and maintenance services by CRC Group (iv)	9,440	31,089	42,954
Purchase of materials and supplies from CRC Group (v)	27,743	19,258	15,220
Provision of construction services by CRC Group (vi)	1,417	0	4,385
Cost from services received and purchase made	¥ 38,600	¥ 50,347	¥ 62,559